SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 02, 2021	Dec. 31, 2022
Schedule of computation of basic and diluted net loss per share

The following table provides the computation of basic and diluted net loss per share:

	Three Months Ended March 31,
	2023	2022

	(in thousands, except per share data)
Net loss attributable to Class A common stockholders–basic and diluted	$(9,199)	$(10,577)
Weighted average Class A common shares outstanding–basic and diluted	41,579	41,579
Net loss per share attributable to Class A common stockholders–basic and diluted	$(0.22)	$(0.25)

	Year Ended	December 3, 2021
	December 31,	through December 31,
	2022	2021
Net loss attributable to Class A common stockholders-basic and diluted	$(270,127)	$(10,081)

Weighted average Class A common shares outstanding-basic and diluted	41,579	41,579

Loss per share attributable to Class A common stockholders-basic and diluted	$(6.50)	$(0.24)

Foresight Acquisition Corp
Schedule of computation of basic and diluted net loss per share

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

			For the Period from
	For the Period from January 1,		August 20, 2020 (Inception)
	2021 through		through
	December 2, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$(24,805,124)	$—	$—	$(2,286)
Denominator:
Basic and diluted weighted average stock outstanding	29,692,013	—	—	6,875,000
Basic and diluted net loss per common stock	$(0.84)	$—	$—	$(0.00)